Pension, Savings, And Other Employee Benefits (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) number shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age		65 years
Contributions to non-qualified plans	$ 165,000	$ 165,000	$ 0	$ 0
Minimum required outstanding par value to each issue of bonds		$ 250,000
Threshold amortization, percentage of projected benefit obligation		10.00%
Threshold Amortization Percentage Of Market Related Value Of Plan Assets		10.00%
Common stock held by the plan | shares		233,624,000	238,587,000	234,220,000	236,370,000
Time period assumption for expected return of pension plan assets			30 years
Standard deivation from average yield | number			2
Increase In Projected Benefit Obligations				8.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans		$ (25,670)	$ (178,360)
ASC 715 curtailment gain		0	0
Interest cost		31,216	36,424	$ 34,915
Net actuarial gain/(loss)		(9,500)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans		(18,686)	(17,038)
ASC 715 curtailment gain		0	271
Interest cost		1,292	$ 1,413	$ 1,754
Net actuarial gain/(loss)		$ 600
Qualified pension/postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return		4.50%	6.00%	5.85%
Postretirement Benefit Prior To 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return		2.15%	2.10%	2.30%
Postretirement Benefit Post 1/1/1993 [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return		6.00%	6.15%	6.35%
Expected reduction to interest cost in 2016 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost		$ (5,800)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Reduction in projected benefit obligation			$ 1,000
ASC 715 curtailment gain			8,300
Tax Affected Adjustment To Accumulated Other Comprehensive Income			$ 5,300
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan			30 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan			6 months
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation			32.00%
Fixed Income And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation			68.00%
Non-Qualified Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans		5,100
Expected pension contribution		5,000
Funded status of the plans		$ (43,800)	$ (45,800)
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer investment in qualified defined contribution plan		100.00%	100.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company		6.00%	6.00%
Total number of allocated shares held by the ESOP | shares		7,793,110
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans		$ 18,100	$ (132,600)
Qualified Pension [Member] | First Horizon National Corporation
Defined Benefit Plan Disclosure [Line Items]
Common stock held by the plan | shares			792,607
Flexible Benefits Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Investment In Qualified Defined Contribution Plan Amount		$ 21,600	$ 20,800	$ 20,400